Compensation and Employee Benefit Expenses, Depreciation and Amortization - Summary of Components of Compensation and Employee Benefit Expenses, Depreciation and Amortization (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Condensed Statement of Income Captions [Line Items]
Cost of goods sold	¥ 689,094	¥ 669,514	¥ 600,073
Selling, general and administrative expenses	116,257	118,651	108,038
Compensation and employee benefit expenses [member]
Condensed Statement of Income Captions [Line Items]
Cost of goods sold	113,450	113,016	102,469
Selling, general and administrative expenses	47,933	48,761	47,035
Compensation and employee benefit expenses [member] | Salaries and wages [member]
Condensed Statement of Income Captions [Line Items]
Cost of goods sold	74,282	73,402	67,543
Selling, general and administrative expenses	31,747	31,977	30,958
Compensation and employee benefit expenses [member] | Welfare expenses [member]
Condensed Statement of Income Captions [Line Items]
Cost of goods sold	18,908	18,330	16,655
Selling, general and administrative expenses	8,050	8,366	8,043
Compensation and employee benefit expenses [member] | Bonuses [member]
Condensed Statement of Income Captions [Line Items]
Cost of goods sold	17,910	18,823	15,919
Selling, general and administrative expenses	6,699	7,086	6,444
Compensation and employee benefit expenses [member] | Retirement benefit expenses [member]
Condensed Statement of Income Captions [Line Items]
Cost of goods sold	2,350	2,461	2,352
Selling, general and administrative expenses	1,437	1,332	1,590
Compensation and employee benefit expenses [member] | Depreciation and amortization [member]
Condensed Statement of Income Captions [Line Items]
Cost of goods sold	40,631	32,948	29,707
Selling, general and administrative expenses	¥ 4,704	¥ 3,976	¥ 3,674